Contingencies and restrictions (Details Textual) - USD ($)								12 Months Ended
	Jan. 27, 2022	Jul. 15, 2021	Jan. 07, 2021	Oct. 31, 2020	Apr. 14, 2020	Mar. 24, 2017	Aug. 26, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2010	Aug. 31, 2004	Aug. 31, 1996
Statement [Line Items]
Lawsuits, domicile of litigation								19th Civil Court of Santiago
Guarantee obligations								$ 622,000
Collateral Security Carrying Value								100,000
Environmental Loss Contingencies Component Amount				$ 9,000,000
Mining assets								38,241,000	$ 47,052,000
Tax contingencies, estimates possible amount								79,800,000
Third Tax And Customs Court [Member] | Tax Period 2012 to 2014 [Member]
Statement [Line Items]
Tax Contingencies, Dispute Amount							$ 17,800,000
Tax contingencies, contested tax							11,500,000
Interest and associated fines							$ 6,300,000
Third Tax And Customs Court [Member] | Tax Period 2015 to 2016 [Member]
Statement [Line Items]
Tax Contingencies, Dispute Amount						$ 8,600,000
Tax contingencies, contested tax						6,900,000
Interest and associated fines						500,000
Tax contingencies, assessed excess tax amount						$ 1,300,000
Third Tax And Customs Court [Member] | Tax Period 2017 to 2018 [Member]
Statement [Line Items]
Tax Contingencies, Dispute Amount		$ 63,900,000
Tax contingencies, contested tax		30,200,000
Interest and associated fines		16,100,000
Tax contingencies, assessed excess tax amount		$ 17,700,000
General Water Bureau [Member]
Statement [Line Items]
Loss Contingency, Damages Awarded, Value					$ 4,180,000
Ocaa y Vega Limited [Member]
Statement [Line Items]
Loss Contingency, Damages Awarded, Value			$ 377,000
Soquimich Comercial S.A. [Member]
Statement [Line Items]
Lawsuits, damages owed, value								1,050,000.00
Collateral Security Carrying Value								8,866,000	$ 10,114,000
SQM Salar [Member]
Statement [Line Items]
Loss Contingency, Damages Awarded, Value	$ 48,100
Litigation charges								48,100
Overcharged Amount Of Mining Activities								18,900,000
Potential Specific Tax For Lithium Amount								48,600,000
Interests Associated With Tax								22,800,000
SQM Salar [Member] | Non-current tax assets [Member]
Statement [Line Items]
Mining assets								$ 90,400,000		$ 90,400,000
Lawsuit two [Member] | North America Corp [Member] | Provision for taxes other than income tax [member] | Appeal Pending [Member] | City Of Pomona [Member]
Statement [Line Items]
Law suits fines penalties and damages payable											$ 30,000,000
Lawsuit three [Member]
Statement [Line Items]
Lawsuits, name of plaintiff								city of Pomona in the state of California, United States
Lawsuits, name of defendant								SQM NA
Lawsuits, lawsuit filing date								December 2010
Lawsuits, domicile of litigation								US District Court for the Central District of California
Lawsuits, allegations								payment of expenses and other values related to treatment of groundwater to make it apt for consumption, which involved the extraction of perchlorate in this water, which allegedly came from Chilean fertilizers
Lawsuit four [Member]
Statement [Line Items]
Lawsuits, name of plaintiff								the city of Lindsay in California, United States
Lawsuits, name of defendant								SQM NA
Lawsuits, lawsuit filing date								December 2010
Lawsuits, domicile of litigation								US District Court for the Central District of California
Lawsuits, allegations								payment of expenses and other values related to treatment of groundwater to make it apt for consumption, which involved the extraction of perchlorate in this water, which allegedly came from Chilean fertilizers
Lawsuit five [Member]
Statement [Line Items]
Lawsuits, name of defendant								SQM Nitratos
Lawsuits, lawsuit filing date								May 2014
Lawsuits, domicile of litigation								18th Civil Court of Santiago
Lawsuits, allegations								for its alleged extracontractual liability derived from an explosion occurring in 2010 in the vicinity of the town of Baquedano, which caused the death of six workers.
Lawsuits, litigation status								On May 7, 2019, the 18th Civil Court of Santiago dismissed the claim. The case currently is in the Santiago Court of Appeals, which will make a determination on the motion for appeal and cassation brought about on behalf of the plaintiff.
Lawsuits, nominal value								$ 1,200,000
Lawsuit six [Member]
Statement [Line Items]
Lawsuits, name of plaintiff								Transportes Buen Destino S.A.
Lawsuits, name of defendant								SQM Salar
Lawsuits, lawsuit filing date								January 2018
Lawsuits, domicile of litigation								arbitration claim under CAM rules
Lawsuits, allegations								controversies resulting from the execution of transport contracts for lithium brine and transport of salts
Lawsuits, litigation status								currently in the evidence stage
Lawsuits, nominal value								$ 3,000,000
Lawsuit seven [Member]
Statement [Line Items]
Lawsuits, name of plaintiff								representatives Claudia Nathalie Mix Jiménez, Gael Fernanda Yeomans Araya, Camila Ruzlay Rojas Valderrama
Lawsuits, name of defendant								Corfo
Lawsuits, lawsuit filing date								September 2018
Lawsuits, allegations								Salar de Atacama Project Contract signed between Corfo and SQM Salar.
Lawsuits, litigation status								discussion stage
Lawsuit eight [Member]
Statement [Line Items]
Lawsuits, name of plaintiff								The Company and FPC Ingeniería y Construcción SpA
Lawsuits, lawsuit filing date								May 2019
Lawsuits, allegations								alleged extracontractual liability derived from the traffic accident occurring
Lawsuits, litigation status								on March 5, 2018, involving the overturn of a truck owned by FPC and the subsequent death of its two occupants, both employees of FPC. The four children of one of the deceased workers are the plaintiffs in this case and are seeking compensation for moral damages.
Lawsuits, nominal value								$ 1,200,000
Lawsuit nine [Member]
Statement [Line Items]
Lawsuits, name of plaintiff								Arrigoni Ingeniería y Construcción S.A.
Lawsuits, name of defendant								SQM Salar
Lawsuits, lawsuit filing date								November 2019
Lawsuits, domicile of litigation								arbitration court under CAM rules
Lawsuits, allegations								requesting the conclusion of the Works Contract known as “Expansion of Lithium Carbonate Plant Phase II
Lawsuits, litigation status								evidence stage
Lawsuits, nominal value								$ 14,600,000
Lawsuit ten [Member]
Statement [Line Items]
Lawsuits, name of plaintiff								Sierra Gorda S.C.M.
Lawsuits, name of defendant								the Company
Lawsuits, lawsuit filing date								December 16, 2011
Lawsuits, nominal value								$ 46,000,000
Lawsuit fifteen [Member]
Statement [Line Items]
Lawsuits, nominal value								$ 542,000,000
Law Suit One A [Member] | Nitratos Naturais Do Chile Ltda. [Member] | Provision for taxes other than income tax [member] | Appeal Pending [Member] | Fazoanda Do Estado De Sao Paulo [Member]
Statement [Line Items]
Law suits fines penalties and damages payable													$ 492,000
Law Suit One B [Member] | Nitratos Naturais Do Chile Ltda. [Member] | Provision for taxes other than income tax [member] | Appeal Pending [Member] | Fazoanda Do Estado De Sao Paulo [Member]
Statement [Line Items]
Law suits fines penalties and damages payable												$ 265,000